Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payable for purchase of property, plant and equipment	¥ 3,420	¥ 3,432
Civil Aviation Development Fund and airport tax payable	714	885
Sales agent deposits	446	485
Other taxes payable	501	328
Deposit received for chartered flights	259	239
Others	2,438	2,104
Total	¥ 7,778	¥ 7,473